DERIVATIVES Q - Schedule of Company’s Derivatives Portfolio (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional Amounts	$ 6,647,277	$ 5,769,802
Gross Fair Value-Derivative Assets	134,907	207,653
Gross Fair Value-Derivative Liabilities	(86,364)	(165,858)
Digital Assets
Derivative [Line Items]
Notional Amounts	3,877,580	4,685,112
Gross Fair Value-Derivative Assets	116,830	185,208
Gross Fair Value-Derivative Liabilities	(70,805)	(145,493)
Foreign currencies
Derivative [Line Items]
Notional Amounts	199,068	19,259
Gross Fair Value-Derivative Assets	14,651	12,064
Gross Fair Value-Derivative Liabilities	(10,303)	(10,483)
Equity securities
Derivative [Line Items]
Notional Amounts	374,332	1,049,846
Gross Fair Value-Derivative Assets	3,051	10,343
Gross Fair Value-Derivative Liabilities	(4,359)	(9,683)
Interest rates
Derivative [Line Items]
Notional Amounts	603,854	5,002
Gross Fair Value-Derivative Assets	69	19
Gross Fair Value-Derivative Liabilities	(798)	(13)
Commodities
Derivative [Line Items]
Notional Amounts	1,592,443	10,583
Gross Fair Value-Derivative Assets	306	19
Gross Fair Value-Derivative Liabilities	(99)	(186)
Digital assets receivable
Derivative [Line Items]
Notional Amounts	7,311	3,911
Gross Fair Value-Derivative Assets	6,065	60,720
Gross Fair Value-Derivative Liabilities	0	0
Embedded derivatives — Digital assets borrowed
Derivative [Line Items]
Notional Amounts	2,674,612	1,269,013
Gross Fair Value-Derivative Assets	70,057	24,039
Gross Fair Value-Derivative Liabilities	(240,379)	(252,635)
Embedded derivatives — Collateral payable
Derivative [Line Items]
Notional Amounts	1,675,907	1,219,247
Gross Fair Value-Derivative Assets	64,223	55,848
Gross Fair Value-Derivative Liabilities	$ (231,868)	(161,261)
Embedded derivatives — Notes payable
Derivative [Line Items]
Notional Amounts		847,500
Gross Fair Value-Derivative Assets		0
Gross Fair Value-Derivative Liabilities		$ (136,192)